Loan Receivables	12 Months Ended
Mar. 31, 2025
Loan Receivables [Abstract]
LOAN RECEIVABLES

Note 11 — LOAN RECEIVABLES

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Loan receivables, beginning	—	—	—
Additions	—	7,680,380	5,712,443
Repayment		(2,500,000)	(1,859,427)
Loan receivables, ending	—	5,180,380	3,853,016

Amount due from third party bears interest of 5.00% per annum, unsecured and repayable in 3 years. Company receive another repayment of S$1,250,000(US$929,023) from loan receivable subsequent to the financial year.